Brown Advisory Small-Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Communication Services - 3.2%
Cogent Communications Holdings, Inc.	360,978	$27,405,450
Take-Two Interactive Software, Inc. (a)	148,661	22,850,682
		50,256,132

Consumer Discretionary - 6.9%
Bright Horizons Family Solutions, Inc. (a)	515,710	72,266,442
First Watch Restaurant Group, Inc. (a)	494,431	7,713,124
Mister Car Wash, Inc. (a)	3,501,669	22,795,865
TopBuild Corp. (a)	14,934	6,075,301
		108,850,732

Consumer Staples - 2.5%
Casey's General Stores, Inc.	104,714	39,342,097

Energy - 4.0%
Cactus, Inc. - Class A	154,435	9,215,136
ChampionX Corp.	1,252,024	37,748,524
Oceaneering International, Inc. (a)	674,479	16,774,293
		63,737,953

Financials - 5.8%
DigitalBridge Group, Inc.	619,680	8,756,079
Houlihan Lokey, Inc.	57,662	9,111,749
Prosperity Bancshares, Inc.	671,176	48,371,654
WEX, Inc. (a)	118,927	24,942,560
		91,182,042

Health Care - 25.0%
Accolade, Inc. (a)	1,442,847	5,554,961
Ascendis Pharma A/S - ADR (a)	111,210	16,604,765
BioAge Labs, Inc. (a)	95,480	1,985,984
Biohaven Ltd. (a)	242,921	12,138,762
Bio-Techne Corp.	294,310	23,524,198
Blueprint Medicines Corp. (a)	144,566	13,372,355
Bruker Corp.	470,930	32,522,426
Cytokinetics, Inc. (a)	305,746	16,143,389
Encompass Health Corp.	390,118	37,701,003
Establishment Labs Holdings, Inc. (a)	526,858	22,797,146
Haemonetics Corp. (a)	111,621	8,972,096
HealthEquity, Inc. (a)	489,335	40,052,070
Immunome, Inc. (a)	188,492	2,755,753
Inari Medical, Inc. (a)	437,821	18,055,738
LifeStance Health Group, Inc. (a)	1,840,253	12,881,771
NeoGenomics, Inc. (a)	1,773,826	26,163,933
Neurocrine Biosciences, Inc. (a)	235,607	27,146,639
OrthoPediatrics Corp. (a)	467,008	12,660,587
Phreesia, Inc. (a)	1,484,334	33,827,972
SI-BONE, Inc. (a)	1,228,366	17,172,557
Vaxcyte, Inc. (a)	106,572	12,177,982
		394,212,087

Industrials - 26.7%
Applied Industrial Technologies, Inc.	93,108	20,775,188
AZEK Co., Inc. (a)	90,984	4,258,051
Casella Waste Systems, Inc. - Class A (a)	311,519	30,993,025
Curtiss-Wright Corp.	99,063	32,561,017
EnPro, Inc.	114,970	18,645,835
Fluor Corp. (a)	742,847	35,441,230
FTI Consulting, Inc. (a)	77,642	17,668,213
IDEX Corp.	72,532	15,558,114
Kadant, Inc.	45,906	15,516,228
MSA Safety, Inc.	153,558	27,231,976
Mueller Water Products, Inc. - Class A	740,605	16,071,128
Rentokil Initial PLC - ADR	976,478	24,343,597
SiteOne Landscape Supply, Inc. (a)	102,538	15,474,010
SPX Technologies, Inc. (a)	108,273	17,265,213
Valmont Industries, Inc.	145,465	42,177,577
Waste Connections, Inc.	249,879	44,683,363
Woodward, Inc.	116,991	20,065,126
Zurn Elkay Water Solutions Corp.	648,085	23,292,175
		422,021,066

Information Technology - 19.8%
BlackLine, Inc. (a)	126,557	6,978,353
CCC Intelligent Solutions Holdings, Inc. (a)	3,386,238	37,417,930
Clear Secure, Inc. - Class A	484,977	16,072,138
Clearwater Analytics Holdings, Inc. - Class A (a)	249,321	6,295,355
Dynatrace, Inc. (a)	793,463	42,426,467
Entegris, Inc.	242,155	27,249,702
Envestnet, Inc. (a)	463,735	29,039,086
Guidewire Software, Inc. (a)	141,215	25,833,872
Infinera Corp. (a)	4,361,877	29,442,670
Lattice Semiconductor Corp. (a)	109,373	5,804,425
Littelfuse, Inc.	92,514	24,539,338
Power Integrations, Inc.	238,038	15,262,997
PROS Holdings, Inc. (a)	658,024	12,186,604
SiTime Corp. (a)	133,762	22,941,521
Workiva, Inc. (a)	144,054	11,397,552
		312,888,010

Materials - 2.8%
HB Fuller Co.	358,532	28,460,270
Quaker Chemical Corp.	94,309	15,890,123
		44,350,393
TOTAL COMMON STOCKS (Cost $1,161,891,434)		1,526,840,512

REAL ESTATE INVESTMENT TRUSTS - 1.4%
EastGroup Properties, Inc.	115,702	21,615,448
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,504,137)		21,615,448

PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P (a)(b)(e)	19,200	945,527
StepStone VC Global Partners V-B, L.P. (a)(c)(e)	91,769	87,474
		1,033,001
TOTAL PRIVATE PLACEMENTS (Cost $0)		1,033,001

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class Z, 4.78% (d)	30,609,619	30,609,619
TOTAL SHORT-TERM INVESTMENTS (Cost $30,609,619)		30,609,619

TOTAL INVESTMENTS - 100.1% (Cost $1,204,005,190)		1,580,098,580
Liabilities in Excess of Other Assets - (0.1)%		(1,708,247)
TOTAL NET ASSETS - 100.0%		$1,578,390,333

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$1,526,840,512	$–	$–
Real Estate Investment Trusts	21,615,448	–	–
Private Placements	–	–	1,033,001
Money Market Funds	30,609,619	–	–
Total Investments	$1,579,065,579	$–	$1,033,001